Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)		Sep. 30, 2020	Sep. 30, 2019
Schedule of accrued expenses and other payables [Abstract]
Other taxes payable	[1]	$ 3,502,262	$ 929,417
Payroll payable		181,583	164,091
Others		72,812	23,658
Accrued expenses and other payables		$ 3,756,657	$ 1,117,166

[1]	The balance mainly represented the VAT payable.